SCHEDULE OF GEOGRAPHICAL INFORMATION (Details) - Seamless Group Inc. [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 13,104,123	$ 13,872,595	$ 53,255,361	$ 55,500,917
HONG KONG
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue			9,726,364	8,647,764
MALAYSIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue			29,317,906	36,742,314
INDONESIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue			$ 14,211,091	$ 10,110,839